LOANS AND ADVANCES TO CUSTOMERS (Details 5) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Loans And Advances To Customers
Amount recorded	R$ 34,849,384	R$ 32,216,964	R$ 15,348,603
Amount recovered	(4,672,395)	(5,870,896)	(5,990,369)
Expected loss on loans and advances	R$ 30,176,989	R$ 26,346,068	R$ 9,358,234